Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$90,908,869.99	0.7089516	$76,199,720.43	0.5942425	$14,709,149.56
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$175,328,869.99	0.1401902	$160,619,720.43	0.1284290	$14,709,149.56

Weighted Avg. Coupon (WAC)	3.18%		3.19%
Weighted Avg. Remaining Maturity (WARM)	21.12		20.34
Pool Receivables Balance	$198,464,618.98		$183,338,810.88
Remaining Number of Receivables	32,999		31,928

Adjusted Pool Balance	$194,230,565.18		$179,521,415.62

III. COLLECTIONS

Principal:
Principal Collections	$14,807,427.01
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$253,555.01
Total Principal Collections	$15,060,982.02

Interest:
Interest Collections	$512,568.12
Late Fees & Other Charges	$35,978.66
Interest on Repurchase Principal	$-
Total Interest Collections	$548,546.78

Collection Account Interest	$18,112.86
Reserve Account Interest	$4,078.89
Servicer Advances	$-

Total Collections	$15,631,720.55

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$15,631,720.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,631,720.55

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$165,387.18	$-	$165,387.18	$165,387.18
	Collection Account Interest					$18,112.86
	Late Fees & Other Charges					$35,978.66
Total due to Servicer						$219,478.70

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$103,787.63		$103,787.63

	Total Class A interest:		$103,787.63		$103,787.63	$103,787.63

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$15,155,616.22

9.	Regular Principal Distribution Amount:					$14,709,149.56

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$14,709,149.56
	Class A Notes Total:		$14,709,149.56		$14,709,149.56
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,709,149.56		$14,709,149.56

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					446,466.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,234,053.80
Beginning Period Amount	$4,234,053.80
Current Period Amortization	$416,658.54
Ending Period Required Amount	$3,817,395.26
Ending Period Amount	$3,817,395.26
Next Distribution Date Required Amount	$3,426,265.72

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	9.73%	10.53%	10.53%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.82%	31,552	98.03%	$179,732,322.08
30 - 60 Days	0.93%	296	1.50%	$2,750,905.00
61 - 90 Days	0.22%	71	0.41%	$756,152.11
91-120 Days	0.03%	9	0.05%	$99,431.69
121 + Days	0.00%	0	0.00%	$-
Total		31,928		$183,338,810.88

Delinquent Receivables 30+ Days Past Due
Current Period	1.18%	376	1.97%	$3,606,488.80
1st Preceding Collection Period	1.15%	379	1.94%	$3,856,103.42
2nd Preceding Collection Period	1.17%	399	1.87%	$4,042,091.67
3rd Preceding Collection Period	1.48%	520	2.42%	$5,610,259.16
Four-Month Average	1.24%		2.05%

Repossession in Current Period		13		$106,494.07
Repossession Inventory		65		$109,739.98

Current Charge-Offs
Gross Principal of Charge-Offs				$318,381.09
Recoveries				$(253,555.01)
Net Loss				$64,826.08

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.39%

Average Pool Balance for Current Period				$190,901,714.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.41%
1st Preceding Collection Period				-0.64%
2nd Preceding Collection Period				0.37%
3rd Preceding Collection Period				0.67%
Four-Month Average				0.20%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		32	2,488	$34,267,018.07
Recoveries		43	2,265	$(19,264,659.51)
Net Loss				$15,002,358.56
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *		14	1,903	$15,087,306.78
Average Net Loss for Receivables that have experienced a Net Loss				$7,928.17

Principal Balance of Extensions				$625,947.87
Number of Extensions				58

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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